Loan Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Loan Receivables Was Loan to a Third Party	The interest rate of outstanding loan receivables was 0.828% with interest in advance per annum as of December 31, 2023.
Borrower	Account Name	Lender	Total	Effective Day	Due Day
Guohui Li	Loan receivable	NFT Exchange Limited	800,000	2023/12/29	2024/12/28